DRINKER BIDDLE & REATH LLP
                           One Logan Square
                        18th and Cherry Streets
                      Philadelphia, PA  19103-6996


                          	February 5, 2001

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

       		Re:	First Pacific Mutual Fund, Inc.
		      	File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and
pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of
Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the
Registrant's most recent Post-Effective Amendment to its Registration
Statement on Form N-1A under the 1933 Act and the Investment Company
Act of 1940, as amended, ("PEA #16"), which was filed on January 30, 2001;
and (ii) the text of PEA #16 has been filed electronically.

		The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:
(1) Prospectus dated February 1, 2001 for the Hawaii Municipal Fund and
Hawaii Intermediate Fund; and (2) Statement of Additional Information dated February 1, 2001 for the two above-mentioned Funds.

	Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.

                                  		Very truly yours,

                             							/s/  Michael E. Dresnin
                            	 						     Michael E. Dresnin